Related parties	9 Months Ended
Sep. 30, 2025
Related party transactions [abstract]
Related parties	Related parties Except for share-based compensation plans (see Note 14), the Group has not engaged in any new transaction with its related parties over the nine-month period ended September 30, 2025.